Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Derivative financial instruments

25.Derivative financial instruments

As part of its investment in 23,342 preferred shares of Stalicla SA executed in June 2025 (note 24), the Group was granted several related financial instruments. These comprised an anti-dilution protection through a ratchet mechanism, 23,342 phantom shares entitling the Group to proceeds equivalent to those distributable to 23,342 ordinary shares, 23,342 warrants with a ten-year exercise period at a strike price of CHF 34.05 to purchase 23,342 ordinary shares and 3,591 warrants with a five-year exercise period, a strike price of CHF 0.10 to purchase 3,591 preferred shares. These financial instruments are classified as derivatives and valued at fair value (level 3) using Black-Scholes and binomial valuation models. On initial recognition, their aggregate fair value amounted to CHF 509,067. The fair value of phantom shares was capped at the fair value of the preferred shares, as the management concluded that the two values should be deemed equivalent. As a result, an amount of CHF 111,552 was not recorded as phantom shares.

As of December 31, 2025, the fair value (level 3) of these derivative financial instruments, driven by the value of Stalicla SA shares (note 24), remained unchanged:

December 31,
2025
Phantom shares	285,962
Anti-dilution protection	102,547
Warrants	120,558
Total	509,067

The following table presents the Group’s financial assets measured and recognized at fair value at December 31, 2025:

Period ended December 31, 2025	Levels 1 and 2	Level 3	Total
Financial assets at fair value through profit and loss (FVPL)
Phantom shares (Stalicla SA)	—	285,962	285,962
Anti-dilution protection (Stalicla SA)	—	102,547	102,547
Warrants (Stalicla SA)	—	120,558	120,558
Financial assets at fair value through other comprehensive income (OCI)
Preferred shares (Stalicla SA) (note 24)	—	285,962	285,962
Total financial assets	—	795,029	795,029

Certain inputs used to measure the fair value of the financial instruments related to the investment in Stalicla SA (note 24) were not based on observable market data and have been classified at a level 3 in the fair value hierarchy.

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurement and how a reasonable possible change in the input would affect the fair values:

Description	Fair value at December 31, 2025	Unobservable inputs	Range of inputs	Relation of unobservable inputs to fair value

Preferred shares (Stalicla SA)	285,962	(1)	CHF 17-CHF 30	(2)
Phantom shares (Stalicla SA)	285,962

Underlying Stalicla’s share price used in Black- Scholes valuation model, determined by the price paid by external investors. The fair value of phantom shares is capped at the fair value of preferred shares

			CHF 17

A 10% increase or decrease in Stalicla’s underlying share price would increase or decrease the fair value for respectively CHF 39,682 and CHF 36,138. In both cases the fair value would remained capped at the fair value of preferred shares.

Anti-dilution protection (Stalicla SA)	102,547	Sale price of Stalicla’ shares used in the different scenarios in binomial valuation model	CHF 17 -CHF30

A 10% increase or decrease in the sale price of Stalicla’ shares under the scenario used in the binomial valuation model, would increase or decrease the fair value for respectively CHF 25,064 and CHF 18,949.

Warrants (Stalicla SA)	60,547	Underlying Stalicla’s share price used in Black- Scholes valuation model, determined by the price paid by external investors	CHF 17	A 10% increase or decrease in Stalicla’s underlying share price would increase or decrease the fair value for respectively CHF 15,673 and CHF 12,791
Warrants (Stalicla SA)	60,011	Underlying Stalicla’s share price used in Black- Scholes valuation model, determined by the price paid by external investors	CHF 17	A 10% increase or decrease in Stalicla’s underlying share price would increase or decrease the fair value for respectively CHF 6,091 and CHF 5,538
(1)The fair value of the preferred shares was determined as the residual amount between the subscription price of CHF 795,029 and the fair value of the derivative financial instruments measured using Black-Scholes and binomial valuation models. The fair value of the phantom shares was capped at the fair value of the preferred shares.
(2)An increase or decrease of 10% in Stalicla’s underlying share price used to calculate the fair value of the anti-dilution protection through ratchet mechanism and warrants would conduct to a decreased or increased fair value of respectively CHF 21,697 and CHF 20,357.